Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment	$ 1,100	$ 800
Property and equipment net book value	20,300	4,700
Construction costs	10,300
Leases cost	7,300
Construction in progress	$ 247	$ 33